Summary of financial assets and liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 188,703	$ (835,003)	$ 2,032,889	$ (726,681)
Financial assets [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	427,693	782,688	3,013,159	1,519,966
Financial liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ (238,990)	$ (1,617,691)	$ (980,270)	$ (2,246,647)